Segment Information (details) - Enterprise-Wide Disclosures (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues based on location
Total revenues	$ 6,737	$ 6,452	$ 6,674	$ 6,328	$ 6,477	$ 6,512	$ 6,359	$ 6,392	$ 26,191	$ 25,740	$ 25,446
Customer Concentration Risk [Member] | Total Revenues [Member] | Minimum [Member]
Revenues based on location
Benchmark percentage of revenue transactions from a single customer									10.00%	10.00%	10.00%
U.S. [Member]
Revenues based on location
Total revenues									25,138	24,827	24,408
Non-U.S. [Member]
Revenues based on location
Total revenues									$ 1,053	$ 913	$ 1,038